Summary of Significant Accounting Policies - Schedule of Revenues Disaggregated by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 131,168	$ 102,595
Revenue recognized at a point of time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	115,885	91,930
Revenue recognized over time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 15,283	$ 10,665